Life Insurance Premiums and Related Investment Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Net Investment Income [Line Items]
Life insurance premiums	¥ 145,464	¥ 130,187	¥ 116,836
Life insurance related investment income	9,942	8,539	10,071
Gains on life insurance premium and related investment income	¥ 155,406	¥ 138,726	¥ 126,907